Business Combination - Summary of Acquisition of Additional Noncontrolling Interests (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Mar. 28, 2020 INR (₨)	Mar. 04, 2020 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Aug. 23, 2021 INR (₨)
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Recognised in non-controlling interests			₨ 42		₨ 8	₨ 6
Cash consideration paid to non- controlling shareholders			₨ 737	$ 10	₨ 1,516	₨ 736
Issue of Class C shares of the Company (including share premium)							₨ 9,128
ReNew Akshay Urja Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests					Sep. 25, 2020
Segment					Solar power
Change in interest (%)					44.00%
Non-controlling interest acquired					₨ 1,593
Cash consideration paid to non- controlling shareholders					1,515
Difference recognised in capital reserve within equity					₨ 78
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests						Jun. 19, 2019
Segment						Solar power
Change in interest (%)						49.00%
Non-controlling interest acquired						₨ 418
Cash consideration paid to non- controlling shareholders						561
Difference recognised in capital reserve within equity						₨ (143)
ReNew Power Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests			Aug. 23, 2021	Aug. 23, 2021
Segment			Wind and solar power	Wind and solar power
Change in interest (%)			3.34%	3.34%
Non-controlling interest acquired			₨ 4,242
Cash consideration paid to non- controlling shareholders			736
Issue of Class C shares of the Company (including share premium)			9,128
Difference recognised in capital reserve within equity			₨ (5,623)
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests						Mar. 28, 2020
Segment						Solar power
Change in interest (%)						49.00%
Recognised in non-controlling interests						₨ 827
Cash consideration received from non-controlling shareholders	₨ 832					832
Difference recognised in retained earnings within equity						₨ 5
ReNew Surya Mitra Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests						Mar. 04, 2020
Segment						Solar power
Change in interest (%)						98.61%
Recognised in non-controlling interests						₨ 14
Cash consideration received from non-controlling shareholders		₨ 14				₨ 14